COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
15. COMMITMENTS AND CONTINGENCIES	12. COMMITMENTS AND CONTINGENCIES As of June 30, 2021, the Company has no material commitments or contingencies.	15. COMMITMENTS AND CONTINGENCIES As of December 31, 2020 and 2019, the Company has no material commitments or contingencies.